Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment
Schedule of property and equipment

	2017	2016
Land	$25.1	$17.7
Buildings	557.7	457.8
Equipment	994.5	880.8
Construction in progress	177.1	146.6
	1,754.4	1,502.9
Less accumulated depreciation	(834.1)	(761.1)
Property and equipment, net	$920.3	$741.8

Schedule of depreciation expense related to property and equipment and rental expense for all leases

	2017	2016	2015
Depreciation expense	$79.8	$75.7	$71.6
Rental expense	47.1	41.8	37.7

Schedule of future minimum rental commitments under non cancellable operating leases

						After
	2018	2019	2020	2021	2022	2022
Lease commitments	$20.0	$18.1	$16.7	$15.1	$12.5	$27.3